Schedule of Income tax reconciliation (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory income tax rate of the PRC		25.00%	25.00%	25.00%
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions		(6.30%)	(23.80%)	(29.60%)
Effect of withholding taxes		1.00%	(1.00%)
Permanent differences	[1]	(25.10%)	43.00%	25.40%
Change in valuation allowances		6.80%	(47.40%)	(21.20%)
Effective income tax rate		1.40%	(4.20%)	(0.40%)

[1]	The permanent differences mainly consist of additional super deduction for research and development expenditures, and certain non-deductible expenses.